Income Taxes: (Details Textual) (USD $)	14 Months Ended	23 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Income Tax Expenses Benefit [Line Items]
Operating Income (Loss)	$ 9,027,197	$ 19,603,623
Deferred Tax Assets, Gross, Total	$ 3,069,247	$ 6,665,231